Restructuring Expenses - Schedule of Restructuring and Related Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 50.3	$ 20.1
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0.0	20.1
Asia Pacific Fiber Cement
Restructuring Cost and Reserve [Line Items]
Restructuring costs	50.3	0.0
Equipment write-offs, including disposal costs | Asia Pacific Fiber Cement
Restructuring Cost and Reserve [Line Items]
Restructuring costs	30.3	0.0
Reclassification of foreign currency translation adjustments | Asia Pacific Fiber Cement
Restructuring Cost and Reserve [Line Items]
Restructuring costs	8.3	0.0
Other exit costs | Asia Pacific Fiber Cement
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 11.7	$ 0.0